Inventories (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Raw materials	$ 20,382	$ 1,289
Work in process	10,659	578
Finished goods	901
Less: inventory reserve	(1,059)
Total inventory	$ 30,883	$ 1,867